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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [ ] Amendment Number: ________
   This Amendment (Check only one): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Coast Capital Management, L.P.
Address: 5914 W. Courtyard Drive, Ste. 190
         Austin, TX 78730

Form 13F File Number: 028-12264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David D. May                       Contact Person: Stephanie Harper Lucke
Title: Managing Member, Third Coast Capital GP, LLC
       (the general partner of Third Coast Capital Management, L.P.)
Phone: 512-306-0409

Signature, Place and Date of Signing:


/s/ David D. May                        Austin, Texas   August 14, 2008
-------------------------------------   -------------   ---------------
(Signature)                             (City, State)      (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            41
Form 13F Information Table Value Total:       $62,722
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F Information Table

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
           Column 1:              Column 2:   Column 3:  Column 4:       Column 5:      Column 6  Column 7:      Column 8:
------------------------------- ------------- --------- ----------- ------------------ ---------- --------- -------------------
                                                        Fair Market Shares or                                 Voting Authority
                                   Title of     CUSIP      Value    Principal SH/ Put/ Investment   Other   -------------------
         Name of Issuer             Class       Number   (x $1,000)   Amount  PRN Call Discretion  Managers   Sole  Shared None
------------------------------- ------------- --------- ----------- --------- --- ---- ---------- --------- ------- ------ ----
***AEGEAN MARINE PETROLEUM NETW SHS           Y0017S102         610    15,000 SH       Sole                  15,000
***EXCELL MARITIME CARRIERS LTD COM           V3267N107         785    20,000 SH       Sole                  20,000
***TRINITY BIOTECH PLC          SPON ADR NEW  896438306         401   104,000 SH       Sole                 104,000
ABB LTD                         SPONSORED ADR 000375204         708    25,000 SH       Sole                  25,000
ALCOA INC                       COM           013817101       1,247    35,000 SH       Sole                  35,000
AMERICAN SCIENCE & ENGR INC     COM           029429107         515    10,000 SH       Sole                  10,000
BURLINGTON NORTHN SANTA FE C    COM           12189T104         999    10,000 SH       Sole                  10,000
CAPSTONE TURBINE CORP           COM           14067D102       1,425   340,000 SH       Sole                 340,000
CENVEO INC                      COM           15670S105       2,149   220,000 SH       Sole                 220,000
CONSOL ENERGY INC               COM           20854P109         562     5,000 SH       Sole                   5,000
CSK AUTO CORP                   COM           125965103       1,415   135,000 SH       Sole                 135,000
DU PONT E I DE NEMOURS & CO     COM           263534109         858    20,000 SH       Sole                  20,000
E M C CORP MASS                 COM           268648102       4,334   295,000 SH       Sole                 295,000
ENTRUST INC                     COM           293848107         735   250,000 SH       Sole                 250,000
EXCO RESOURCES INC              COM           269279402         923    25,000 SH       Sole                  25,000
GAIAM INC                       CL A          36268Q103       2,229   165,000 SH       Sole                 165,000
GREAT ATLANTIC & PAC TEA INC    COM           390064103         456    20,000 SH       Sole                  20,000
HACKETT GROUP INC               COM           404609109       2,675   466,100 SH       Sole                 466,100
HOLLY CORP                      COM PAR $0.01 435758305         462    12,500 SH       Sole                  12,500
HORNBECK OFFSHORE SVCS INC N    COM           440543106         848    15,000 SH       Sole                  15,000
ICONIX BRAND GROUP INC          COM           451055107       1,450   120,000 SH       Sole                 120,000
INDUSTRIAL DISTR GROUP INC      COM           456061100       2,538   212,000 SH       Sole                 212,000
KEY ENERGY SVCS INC             COM           492914106       1,165    60,000 SH       Sole                  60,000
KONA GRILL INC                  COM           50047H201       1,433   170,000 SH       Sole                 170,000
LORILLARD INC                   COM           544147101       2,075    30,000 SH       Sole                  30,000
LOWES COS INC                   COM           548661107       1,245    60,000 SH       Sole                  60,000
MASSEY ENERGY CORP              COM           576206106         703     7,500 SH       Sole                   7,500
NUCOR CORP                      COM           670346105       1,120    15,000 SH       Sole                  15,000
PARALLEL PETE CORP DEL          COM           699157103         403    20,000 SH       Sole                  20,000
PERFICIENT INC                  COM           71375U101       4,927   510,000 SH       Sole                 510,000
PETROHAWK ENERGY CORP           COM           716495106       2,316    50,000 SH       Sole                  50,000
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR 71654V408         708    10,000 SH       Sole                  10,000
POWERSECURE INTL INC            COM           73936N105       4,821   664,000 SH       Sole                 664,000
PRIDE INTL INC DEL              COM           74153Q102       1,182    25,000 SH       Sole                  25,000
ROWAN COS INC                   COM           779382100         935    20,000 SH       Sole                  20,000
SAPIENT CORP                    COM           803062108       2,696   420,000 SH       Sole                 420,000
TELETECH HOLDINGS INC           COM           879939106       3,740   187,386 SH       Sole                 187,386
TRANSOCEAN INC NEW              SHS           G90073100       1,524    10,000 SH       Sole                  10,000
URBAN OUTFITTERS INC            COM           917047102       1,871    60,000 SH       Sole                  60,000
WAL MART STORES INC             COM           931142103       1,012    18,000 SH       Sole                  18,000
ZHONGPIN INC                    COM           98952K107         522    41,744 SH       Sole                  41,744
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